Commitments	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Commitments
8.	COMMITMENTS

Effective November 30, 2018 the Company’s Ancaster, Canada lease and sublease which was to expire January 31, 2019 were terminated. This space was leased at CDN $4,673 per month and sublet for CDN $4,099 per month.

The corporate office is located at 170 University Avenue, Toronto, Canada. Effective October 30, 2017 the Company extended its lease term for a period of 22 months, commencing February 1, 2018 at a monthly rent of CDN $9,969. On November 12, 2018 the lease was amended to reduce the square footage leased from 2,750 to 1,495, reducing the monthly rent to CDN $5,419.

As part of its program of research and development around the SPORT Surgical System, the Company has outsourced certain aspects of the design and development to a U.S. based technology and development company. At December 31, 2018 $12,756,962 in purchase orders remain outstanding ( 2017—$4,742,928). The Company also has on deposit with this same U.S. supplier $8,541,630 to be applied against future invoices (2017—$2,172,943).